Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 2,810	$ 2,439	$ 2,373
Cards	2,928	2,843	2,776
Credit facilities	1,453	1,428	1,574
Broking income	1,532	1,290	1,077
Account services	1,469	1,499	1,537
Unit trusts	1,362	1,071	738
Underwriting	752	691	586
Global custody	964	831	864
Remittances	881	825	823
Imports/exports	575	645	624
Insurance agency commission	415	347	298
Other	2,467	2,357	2,346
Fee income	17,608	16,266	15,616
Less: fee expense	(4,265)	(3,965)	(3,771)
Net fee income	13,343	12,301	11,845
Hong Kong
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	122	108	98
Cards	933	907	888
Credit facilities	54	62	83
Broking income	587	322	271
Account services	181	177	173
Unit trusts	424	382	281
Underwriting	0	0	0
Global custody	104	90	86
Remittances	214	196	183
Imports/exports	158	158	155
Insurance agency commission	64	66	76
Other	858	699	555
Fee income	3,699	3,167	2,849
Less: fee expense	(923)	(862)	(818)
Net fee income	2,776	2,305	2,031
UK
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	68	68	64
Cards	812	754	724
Credit facilities	239	207	182
Broking income	34	33	34
Account services	338	354	337
Unit trusts	0	0	0
Underwriting	0	0	0
Global custody	0	0	0
Remittances	40	43	40
Imports/exports	43	38	35
Insurance agency commission	18	20	13
Other	699	728	696
Fee income	2,291	2,245	2,125
Less: fee expense	(487)	(424)	(353)
Net fee income	1,804	1,821	1,772
CIB
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	612	511	551
Cards	174	156	152
Credit facilities	1,098	1,093	1,240
Broking income	674	723	609
Account services	732	721	728
Unit trusts	2	1	1
Underwriting	752	691	586
Global custody	823	707	732
Remittances	586	544	544
Imports/exports	374	449	434
Insurance agency commission	2	2	2
Other	3,469	3,199	2,893
Fee income	9,298	8,797	8,472
Less: fee expense	(4,809)	(4,452)	(3,988)
Net fee income	4,489	4,345	4,484
IWPB
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	2,008	1,752	1,660
Cards	1,009	1,026	1,012
Credit facilities	62	66	69
Broking income	237	212	163
Account services	218	247	299
Unit trusts	936	688	456
Underwriting	0	0	0
Global custody	37	34	46
Remittances	41	42	55
Imports/exports	0	0	0
Insurance agency commission	331	259	207
Other	1,093	899	908
Fee income	5,972	5,225	4,875
Less: fee expense	(1,709)	(1,368)	(1,325)
Net fee income	4,263	3,857	3,550
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	0	0	0
Cards	0	0	0
Credit facilities	0	0	0
Broking income	0	0	0
Account services	0	0	0
Unit trusts	0	0	0
Underwriting	0	0	0
Global custody	0	0	0
Remittances	0	0	1
Imports/exports	0	0	0
Insurance agency commission	0	0	0
Other	(3,652)	(3,168)	(2,706)
Fee income	(3,652)	(3,168)	(2,705)
Less: fee expense	3,663	3,141	2,713
Net fee income	$ 11	$ (27)	$ 8